Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Exposures to Risks, Effects on Profit before Income Tax and Shareholders' Equity
As of December 31, 2023, 2024 and 2025, if the foreign exchange rate had strengthened/weakened by 10% with all other variables held constant, the effects on profit before income tax and shareholders’ equity would have been as follows:

(in millions of Korean won)	Fluctuation of foreign exchange rate	Impact on profit before income tax[1]		Impact on equity
2023.12.31	10%	₩	(10,313)	₩	(18,460)
	-10%	10,313		18,460
2024.12.31	10%	₩	(6,452)	₩	(15,351)
	-10%	6,452		15,351
2025.12.31	10%	₩	(9,165)	₩	(9,089)
	-10%	9,165		9,089
1Computed with considering derivatives hedging effect applied by the Group to hedge foreign exchange risk of liabilities in foreign currencies.
As of December 31, 2023, 2024 and 2025, the Group is exposed to equity securities price risk because the securities held by the Group are traded in active markets. If the market prices had increased/
decreased by 10% with all other variables held constant, the effects on profit before income tax and equity would have been as follows:

(in millions of Korean won)	Fluctuation of price	Impact on profit before income tax		Impact on equity
2023.12.31	10%	₩	1,473	₩	121,423
	-10%	(1,473)		(121,423)
2024.12.31	10%	₩	519	₩	129,404
	-10%	(519)		(129,404)
2025.12.31	10%	₩	303	₩	195,275
	-10%	(303)		(195,275)
As of December 31, 2023, 2024 and 2025, if the market interest rate had increased/decreased by 100 bp with other variables held constant, the effects on profit before income tax and shareholders’ equity would be as follows:

(in millions of Korean won)	Fluctuation of interest rate	Impact on profit before income tax		Impact on equity
2023.12.31	+100 bp	₩	(2,693)	₩	(4,718)
	-100 bp	2,696		5,037
2024.12.31	+100 bp	₩	(1,658)	₩	(11,903)
	-100 bp	1,665		12,337
2025.12.31	+100 bp	₩	(7,046)	₩	(2,142)
	-100 bp	7,047		2,391

Schedule of Details of Financial Assets and Liabilities in Foreign Currencies
Details of financial assets and liabilities in foreign currencies as at December 31, 2023, 2024 and 2025, are as follows:

(In thousands of foreign currencies)	2023		2024		2025
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
USD	139,807	2,271,673	139,459	2,346,061	154,802	2,194,753
SDR[1]	254	722	254	721	255	721
JPY	17,496	400,002	10,032	7	5,372	30,005,442
EUR	304	7,810	156	7,814	37	30
RWF[2]	402	—	—	—	—	—
THB[3]	244	—	8,764	—	8,755	—
TZS[4]	21,958	—	21,868	—	20	—
BWP[5]	680	—	664	—	659	—
VND[6]	380,629	—	222,914	—	231,830	—
SGD[7]	1,375	—	8,339	7	8,339	—
TWD[8]	1,685	—	—	—	—	—
CHF[9]	—	25	—	33	—	1
KGS[10]	—	—	—	—	2,457	—
UZS[11]	—	—	—	—	8,346	—
PKR[12]	114,025	—	13,732	—	21,050	—
1Special Drawing Rights.
2Rwanda Franc.
3Thailand Bhat.
4Tanzanian Shilling.
5Botswana Pula.
6Vietnam Dong.
7Singapore Dollar.
8Taiwan Dollar.
9Swiss Franc.
10Kyrgyzstani Som.
11Uzbekistani Som.
12Pakistani rupee.

Schedule of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group’s financial instruments without considering value of collaterals as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024	December 31, 2025
Cash and cash equivalents (except for cash on hand)	₩ 3,711,936	₩ 3,501,068
Trade and other receivables
Financial assets at amortized costs	7,573,409	7,806,644
Financial assets at fair value through other comprehensive income	114,774	107,644
Contract assets	800,806	1,026,260
Other financial assets
Derivatives financial assets for hedging	445,471	315,537
Financial assets at fair value through profit or loss	971,805	723,978
Financial assets at fair value through other comprehensive income	6,157	6,147
Financial assets at amortized costs	962,653	1,476,527
Total	₩ 14,587,011	₩ 14,963,805

Schedule of Expected Credit Losses Reflect Forward-Looking Information
The expected credit losses reflect forward-looking information. Provision for impairment as of December 31, 2024 and 2025, are as follows:

	December 31, 2024
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate	6.08%		32.37%		60.55%
Total carrying amounts	₩	3,086,024	₩	59,092	₩	285,454	₩	3,430,570
Provision for impairment	₩	(187,649)	₩	(19,128)	₩	(172,849)	₩	(379,626)

	December 31, 2025
(in millions of Korean won)	Less than 6 months		7-12 months		More than 1 years		Total
Expected credit loss rate	6.49%		31.77%		59.34%
Total carrying amounts	₩	3,196,965	₩	67,830	₩	266,233	₩	3,531,028
Provision for impairment	₩	(207,487)	₩	(21,551)	₩	(157,991)	₩	(387,029)

Schedule of Details of Changes in Provisions for Impairment of Trade Receivables
Details of changes in provisions for impairment of trade receivables the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024	2025
Beginning balance	₩ 331,290	₩ 379,626
Provision	95,060	71,654
Written-off	(54,528)	(72,740)
Others	7,804	8,489
Ending balance	₩ 379,626	₩ 387,029

Schedule of Impairment of Trade Receivable	Impairment of trade receivable for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024		2025
Impairment loss Bad debt expenses	₩	95,060	₩	71,654

Schedule of Details of Changes in Provisions for Impairment of Trade Receivables and Other Financial Assets at Amortized Costs	Details of financial assets at fair value through profit or loss as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024	December 31, 2025
Equity instruments (Listed)	₩ 5,620	3,562
Equity instruments (Unlisted)	47,227	46,955
Debt instruments	971,805	723,978
Derivatives held for trading	5,274	62
Total	1,029,926	774,557
Less: Non-current	(826,708)	(709,412)
Current	₩ 203,218	65,145
Details of changes in provisions for impairment of other financial assets at amortized costs for the years ended December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	2024	2025
Beginning balance	₩ 183,636	₩ 204,594
Provision	82,123	63,886
Written-off	(105,169)	(101,721)
Reversal	(380)	(144)
Others	44,384	24,402
Ending balance	₩ 204,594	₩ 191,017

Schedule of Contractual Undiscounted Cash Flows	These amounts are contractual undiscounted cash flows and can differ from the amount in the consolidated financial statements.

	December 31, 2024
(in millions of Korean won)	Less than 1 year	1-5 years	More than 5 years	Total
Trade and other payables	₩ 7,509,703	₩ 728,268	₩ 22,209	₩ 8,260,180
Borrowings (including debentures)	4,206,534	5,485,468	1,669,798	11,361,800
Lease liabilities	360,361	674,594	142,857	1,177,812
Other non-derivative financial liabilities	391,039	756,024	15,280	1,162,343
Financial guarantee contracts[1]	108,881	—	—	108,881
Total	₩ 12,576,518	₩ 7,644,354	₩ 1,850,144	₩ 22,071,016
1Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed.

	December 31, 2025
(in millions of Korean won)	Less than 1 year	1-5 years	More than 5 years	Total
Trade and other payables	₩ 6,856,284	₩ 217,312	₩ 40,641	₩ 7,114,237
Borrowings (including debentures)	2,724,673	7,247,769	1,690,565	11,663,007
Lease liabilities	375,148	669,176	586,866	1,631,190
Other non-derivative financial liabilities	480,408	687,217	18,453	1,186,078
Financial guarantee contracts1	428	—	—	428
Total	₩ 10,436,941	₩ 8,821,474	₩ 2,336,525	₩ 21,594,940
1Total amount guaranteed by the Group according to guarantee contracts. Cash flow from financial guarantee contracts is classified as the maturity group in the earliest period when the financial guarantee contracts can be executed
Schedule of Cash Outflow and Inflow of Derivatives Settled Gross or Net are Undiscounted Contractual Cash Flow
At the end of the reporting period, the cash outflows and inflows by maturity of the Group’s derivatives held for trading and gross-settled derivatives are as follows:

	December 31, 2023
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading[1]
Outflows	₩	—	₩	133,293	₩	—	₩	133,293
Inflows	—		—		1,015		1,015
Derivatives settled gross2
Outflows	₩	741,140	₩	1,227,166	₩	8,126	₩	1,976,432
Inflows	614,066		2,198,958		36,344		2,849,368

	December 31, 2024
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading[1]
Outflows	₩	—	₩	131,630	₩	—	₩	131,630
Derivatives settled gross2
Outflows	₩	1,326,759	₩	1,570,621	₩	26,283	₩	2,923,663
Inflows	₩	1,550,061	₩	1,900,720	₩	39,001	₩	3,489,782

	December 31, 2025
(in millions of Korean won)	Less than 1 year		1-5 years		More than 5 years		Total
Derivatives held for trading[1]
Outflows	₩	105,378	₩	—	₩	—	₩	105,378
Derivatives settled gross[2]
Outflows	₩	1,760,881	₩	3,052,446	₩	25,036	₩	4,838,363
Inflows	768,044		2,580,543		36,471		3,385,058
1During the year ended December 31, 2025, derivative liabilities held-for-trading are classified under the ‘more than one year to less than five years’ category as they are relevant to the fair value of derivatives liabilities related to shareholder-to-share contracts (Note 20).
As these derivatives held-for-trading are managed based on net fair value, their contractual maturities are not necessarily taking into consideration to understand the timing of cash flows.
2Cash outflow and inflow of gross-settled derivatives are undiscounted contractual cash flow and may differ from the amount in the consolidated statement of financial position.
Schedule of Debt-to-equity Ratios
The debt-to-equity ratios as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won)	December 31, 2024	December 31, 2025
Total liabilities	₩ 24,035,197	₩ 23,633,307
Total equity	17,967,561	19,416,811
Debt-to-equity ratio	134%	122%
The Group manages capital on the basis of the gearing ratio. This ratio is calculated as net debt divided by total capital. Net debt is calculated as total borrowings less cash and cash equivalents. Total capital is calculated as ‘equity’ in the statement of financial position plus net debt.
The gearing ratios as of December 31, 2024 and 2025, are as follows:

(in millions of Korean won, %)	December 31, 2024	December 31, 2025
Total borrowings	₩ 10,520,690	₩ 10,785,572
Less: cash and cash equivalents	(3,716,680)	(3,506,971)
Net debt	6,804,010	7,278,601
Total equity	17,967,561	19,416,811
Total capital	24,771,571	26,695,412
Gearing ratio	27%	27%

Schedule of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements	Details of the Group’s recognized financial assets subject to enforceable master netting arrangements or similar agreements are as follows:

(in millions of Korean won)	December 31, 2024
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	₩	71,680	₩	(20,588)	₩	51,092	₩	(42,998)	₩	—	₩	8,094
Other financial assets	148		(147)		1		(1)		—		—
Total	₩	71,828	₩	(20,735)	₩	51,093	₩	(42,999)	₩	—	₩	8,094

(in millions of Korean won)	December 31, 2025
	Gross assets		Gross liabilities offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade receivables	₩	51,159	₩	—	₩	51,159	₩	(49,930)	₩	—	₩	1,229
Other financial assets	513		(511)		2		(2)		—		—
Total	₩	51,672	₩	(511)	₩	51,161	₩	(49,932)	₩	—	₩	1,229

Schedule of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements	Details of the Group’s financial liabilities recognized, subject to enforceable master netting arrangements or similar agreements, as of December 31, 2024 and 2025, are as follows

(in millions of Korean won)	December 31, 2024
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	₩	40,732	₩	(147)	₩	40,585	₩	(39,306)	₩	—	₩	1,279
Other payables	24,281		(20,588)		3,693		(3,693)		—		—
Total	₩	65,013	₩	(20,735)	₩	44,278	₩	(42,999)	₩	—	₩	1,279

(in millions of Korean won)	December 31, 2025
	Gross liabilities		Gross assets offset		Net amounts presented in the statement of financial position		Amounts not offset				Net amount
							Financial instruments		Cash collateral
Trade payables	₩	53,216	₩	(511)	₩	52,705	₩	(49,930)	₩	—	₩	2,775
Other payables	2		—		2		(2)		—		—
Total	₩	53,218	₩	(511)	₩	52,707	₩	(49,932)	₩	—	₩	2,775